Equity instruments - Financial Assets Measured At Fair Value Through Other Comprehensive Income (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of analysis of other comprehensive income by item [abstract]
Balance at beginning of year	R$ 72,173	R$ 157,306	R$ 40,986
Net additions (disposals) / adjustments	(42,986)	(85,133)	116,320
Balance at end of year	R$ 29,187	R$ 72,173	R$ 157,306